INTERIM COMBINED CARVE-OUT CONDENSED INCOME STATEMENT (Unaudited) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Revenue	€ 39,944,000	€ 29,975,000
Personnel expenses	(2,985,000)	(2,611,000)
Depreciation and amortization	(377,000)	(543,000)
Other operating expenses	(49,695,000)	(32,610,000)
Operating expenses	(53,057,000)	(35,764,000)
OPERATING INCOME/(LOSS)	(13,113,000)	(5,789,000)
Finance costs	68,000	(245,000)
Net financial results	68,000	(245,000)
NET INCOME/(LOSS) BEFORE TAX	(13,045,000)	(6,034,000)
Income tax benefit/(expense)	(222,000)	(743,000)
NET INCOME/(LOSS) FOR THE PERIOD	(13,267,000)	(6,777,000)
Attributable to equity holders of the Parent	(13,300,000)	(6,773,000)
Attributable to non-controlling interests	€ 33,000	€ (4,000)
Basic earnings per share attributable to equity holders of the parent (Euro)	€ (221.67)	€ (112.89)
Diluted earnings per share attributable to equity holders of the parent (Euro)	€ (221.67)	€ (112.89)